Note 1 - Organization and summary of significant accounting policies (Details Narrative) (USD $)	101 Months Ended
Jun. 30, 2012
Note 1 - Organization And Summary Of Significant Accounting Policies Details Narrative
Payments to acquire mineral rights	$ 7,225,000